LONG-TERM DEBT, NET - Narrative (Details)		6 Months Ended	12 Months Ended
	Feb. 13, 2020 USD ($)	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2020 USD ($) trading_day $ / shares	Jan. 01, 2021 USD ($)	Jun. 11, 2020 USD ($)	Feb. 12, 2020 USD ($)	Jan. 01, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2017 USD ($)
Long-term Debt
Net carrying value included in long-term debt, net		$ 3,840,930,000	$ 3,840,930,000	$ 3,840,930,000			$ 3,240,016,000	$ 3,240,016,000
Maximum borrowing capacity	$ 750,000,000					$ 500,000,000
Interest rate, increase (decrease)	(0.125%)
Remaining borrowing capacity		$ 749,800,000	$ 749,800,000
Cash received per share in transaction (USD per share) | $ / shares		$ 3.00	$ 3.00
Call discount (premium)		$ 6,029,000	$ 6,029,000					6,283,000
Debt issuance costs, net		45,541,000	45,541,000					46,201,000
Letter of Credit
Long-term Debt
Borrowings outstanding under credit facility		$ 200,000	$ 200,000					0
New Match Common Stock
Long-term Debt
Cash received per share in transaction (USD per share) | $ / shares			$ 3.00
Senior Notes
Long-term Debt
Threshold trading days | trading_day			20
Threshold consecutive trading days | trading_day			30
Exchange price on applicable trading day (as a percent)			130.00%
Period of reported sale price of common stock			5 days
Period of consecutive reported sale price of common stock			5 days
Proportion of product of last reported price (as a percent)			98.00%
Senior Notes | Maximum
Long-term Debt
Maximum leverage ratio			5.0
Senior Notes | 5.625% Senior Notes due February 15, 2029 (the “5.625% Senior Notes”); interest payable each February 15 and August 15
Long-term Debt
Stated interest rate (as a percent)		5.625%	5.625%
Senior Notes | 5.00% Senior Notes due December 15, 2027 (the “5.00% Senior Notes”); interest payable each June 15 and December 15
Long-term Debt
Stated interest rate (as a percent)		5.00%	5.00%
Senior Notes | 6.375% Senior Notes (the “6.375% Senior Notes”)
Long-term Debt
Stated interest rate (as a percent)		6.375%	6.375%
Call discount (premium)					$ (12,800,000)
Debt issuance costs, net					$ 2,900,000
Senior Notes | 4.625% Senior Notes due June 1, 2028 (the “4.625% Senior Notes”); interest payable each June 1 and December 1
Long-term Debt
Stated interest rate (as a percent)		4.625%	4.625%
Senior Notes | 4.125% Senior Notes due August 1, 2030 (the “4.125% Senior Notes”); interest payable each February 1 and August 1
Long-term Debt
Stated interest rate (as a percent)		4.125%	4.125%
Senior Notes | 0.875% Exchangeable Senior Notes due October 1, 2022 (the “2022 Exchangeable Notes”); interest payable each April 1 and October 1
Long-term Debt
Net carrying value included in long-term debt, net		$ 510,989,000	$ 510,989,000					507,343,000
Effective interest rate (as a percent)		1.60%	1.60%
Stated interest rate (as a percent)		0.875%	0.875%
Face amount of debt instrument									$ 517,500,000
Senior Notes | 0.875% Exchangeable Senior Notes due June 15, 2026 (the “2026 Exchangeable Notes”); interest payable each June 15 and December 15
Long-term Debt
Net carrying value included in long-term debt, net		$ 566,300,000	$ 566,300,000					564,768,000
Effective interest rate (as a percent)		1.20%	1.20%
Stated interest rate (as a percent)		0.875%	0.875%
Face amount of debt instrument								575,000,000.0
Senior Notes | 2.00% Exchangeable Senior Notes due January 15, 2030 (the “2030 Exchangeable Notes”); interest payable each January 15 and July 15
Long-term Debt
Net carrying value included in long-term debt, net		$ 565,373,000	$ 565,373,000					564,423,000
Effective interest rate (as a percent)		2.20%	2.20%
Stated interest rate (as a percent)		2.00%	2.00%
Face amount of debt instrument								575,000,000.0
Senior Notes | 0.875% Exchangeable Senior Notes due October 1, 2022 & 0.875% Exchangeable Senior Notes due June 15, 2026 & 2.00% Exchangeable Senior Notes due January 15, 2030 | Match Group FinanceCo 2, Inc. & Match Group FinanceCo 3, Inc.
Long-term Debt
Threshold trading days | trading_day			20
Threshold consecutive trading days | trading_day			30
Exchange price on applicable trading day (as a percent)			130.00%
Redemption price relative to principal amount (as a percent)			100.00%
Term Loan | Term Loan due February 13, 2027
Long-term Debt
Net carrying value included in long-term debt, net		$ 425,000,000	$ 425,000,000					$ 425,000,000
Effective interest rate (as a percent)		1.96%	1.96%					4.44%
Term Loan | Term Loan due February 13, 2027 | LIBOR
Long-term Debt
Basis spread on variable rate (as a percent)	1.75%
Credit Facility | Credit Facility due February 13, 2025
Long-term Debt
Borrowings outstanding under credit facility		$ 0	$ 0					$ 0
Annual commitment fee (as a percent)			0.25%
Maximum leverage ratio			4.0
Credit Facility | Credit Facility due February 13, 2025 | Minimum
Long-term Debt
Maximum leverage ratio			2.0
Credit Facility | Credit Facility due February 13, 2025 | Maximum
Long-term Debt
Maximum leverage ratio			5.0